Fair value of Assets and Liabilities	3 Months Ended
May 31, 2024
Fair Value of Assets and Liabilities [Abstract]
FAIR VALUE OF ASSETS AND LIABILITIES

15. FAIR VALUE OF ASSETS AND LIABILITIES

Fair value hierarchy

The Group categorizes fair value measurement using a fair value hierarchy that is dependent on the valuation inputs used as follows:

●	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group can access at the measurement date.

●	Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

●	Level 3: Unobservable inputs for the asset or liability

Fair value measurements that use inputs of different hierarchy levels are categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Assets and liabilities measured at fair value

No assets and liabilities were measured at fair value as of May 31, 2024 and February 29, 2024.

Assets and liabilities not measured at fair value, for which fair value is disclosed

As of May 31, 2024, the fair value of loan to related party as disclosed in the table below is based on significant unobservable inputs (Level 3) and have been calculated by discounting the expected future cash flows using rates currently available for instruments on with similar terms, credit risk and remaining maturities.

	As of May 31, 2024
Figures in Rand thousands	Carrying amount	Aggregate fair value

Loan to related party	28,200	29,258

Fair value of financial instruments by classes that are not carried at fair value and whose carrying amounts are reasonable approximation of fair value

Cash and cash equivalents, trade and other receivables, trade and other payables, term loans, loans from related parties, and lease liabilities. The carrying amounts of these financial assets and liabilities are reasonable approximation of fair values as they are short term in nature, market interest rate instruments.

Fair value of financial instrument classes that are not carried at fair value and whose carrying amounts are not reasonable approximation of fair value

There are no financial instruments that are not carried at fair value and whose carrying amounts are not reasonable approximation of fair value.